CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - Sunlight - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Advances
Allowance for credit losses	$ 211	$ 121
Loans and Loan Participation
Allowance for credit losses	$ 111	$ 125
Preferred class A -3 unit members' capital
Temporary Equity, authorized	403,946	376,395
Class A common stock subject to possible redemption (in Shares)	403,946	376,395
Common stock subject to possible redemption shares	403,946	376,395
Preferred class A-2 unit members' capital
Temporary Equity, authorized	242,512	225,972
Class A common stock subject to possible redemption (in Shares)	242,512	225,972
Common stock subject to possible redemption shares	242,512	225,972
Preferred class A-1 unit members' capital
Temporary Equity, authorized	317,989	296,302
Class A common stock subject to possible redemption (in Shares)	317,989	296,302
Common stock subject to possible redemption shares	317,989	296,302
Common unit members' capital
Temporary Equity, authorized	78,717	78,717
Class A common stock subject to possible redemption (in Shares)	78,717	78,717
Common stock subject to possible redemption shares	78,717	78,717